Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities for Income Tax (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes - Schedule Of Components Of Income Tax Provision Details
Provision for credit losses		$ 335,000	$ 200,000
Deferred rent		4,000	10,000
Intangible assets		425,000	460,000
Net Operating loss carryforwards		5,650,000	3,800,000
Total deferred tax assets		6,414,000	4,470,000
Less: Valuation allowance		(6,414,000,000)	(447,000,000)
Net deferred tax assets	$ 171,000,000	$ 0	$ 0